Consolidated Balance Sheet	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)		Sep. 30, 2024 HKD ($)
CURRENT ASSETS
Cash	$ 4,620,038	$ 35,957,215		$ 16,964,489
Inventories	813,731	6,333,175		5,037,965
Other current assets	714,391	5,560,023		3,728,625
Tax recoverable	243,201	1,892,807
TOTAL CURRENT ASSETS	6,391,361	49,743,220		25,731,079
NON-CURRENT ASSETS
Property, plant and equipment	516,078	4,016,576		3,743,333
Right-of-use assets	290,048	2,257,410		5,095,127
Other non-current assets	71,275	554,728		1,127,150
Deferred tax assets	477,591	3,717,034		450,409
TOTAL NON-CURRENT ASSETS	1,354,992	10,545,748		10,416,019
TOTAL ASSETS	7,746,353	60,288,968		36,147,098
CURRENT LIABILITIES
Other payables	554,909	4,318,792		3,470,381
Contract liabilities	329,654	2,565,655
Bank borrowings	1,123,340	8,742,825		12,267,161
Finance lease liabilities	60,039	467,277		202,349
Operating lease liabilities	224,608	1,748,100		4,030,909
Tax payable				2,296,963
TOTAL CURRENT LIABILITIES	2,292,550	17,842,649		22,267,763
NON-CURRENT LIABILITIES
Finance lease liabilities	160,072	1,245,823		504,770
Operating lease liabilities	100,438	781,701		1,645,751
TOTAL NON-CURRENT LIABILITY	260,510	2,027,524		2,150,521
TOTAL LIABILITY	2,553,060	19,870,173		24,418,284
SHAREHOLDERS’ EQUITY
Additional paid-in capital	6,353,937	49,781,115		100
Subscription receivable				(16,317)
Other comprehensive income	42,293
Retained earnings	(1,205,238)	(9,380,214)		11,728,714
TOTAL SHAREHOLDERS' EQUITY	5,193,293	40,418,795	[1]	11,728,814	[1]
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	7,746,353	60,288,968		36,147,098
Common Class A [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares, value	2,001	15,563		13,986
Common Class B [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares, value	$ 300	$ 2,331		$ 2,331

[1]	The shares and per share information as at September 2025, were presented on a retroactive basis to reflect the Reorganization completed on 28 November 2024.